Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

NOTE 4 - STOCKHOLDERS’ EQUITY

During the three months ended March 31, 2013, the Company issued 217,500 shares of common stock for services valued at fair market value of $271,875.

During the three months ended March 31, 2013 the Company issued 15,000 shares of common stock valued at fair market value of $18,750 for the acquisition of oil and gas property.

NOTE 6 - COMMON STOCK

During the year ended December 31, 2011 the Company issued 388,125 shares of common stock for cash of $83,115.

During the year ended December 31, 2011 the Company issued 14,515,223 shares of common stock for oil and gas properties. The shares were valued at $1,294,934.

During the year ended December 31, 2011 the Company issued 351,144 shares of common stock for conversion of debt. The shares were valued at $60,497.

At December 31, 2012, the Company had 100,000,000 shares of common stock authorized and 34,545,000 shares of common stock issued and outstanding.

On September 23, 2012 the Company issued 3,450,000 shares of common stock in connection with the reverse merger with Koko, Ltd. (see Note 1).

In October 2012 the Company approved a one for two and a half reverse stock split of the Company’s outstanding common stock. The reverse stock split became effective on November 5, 2012 and as a result of the reverse stock split, the issued and outstanding shares of the Company’s common stock decreased to 34,500,000 shares, without any change in the par value of such shares. These financial statements and accompanying notes to the financial statements give retroactive effect to the reverse stock split for all periods presented.

During the year ended December 31, 2012, the Company issued 30,000 units at $1.00 per unit resulting in total cash proceeds of $30,000. Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant (see Note 11).

During the year ended December 31, 2012, the Company issued 15,000 shares of stock for settlement of accounts payable. The shares were valued at $1.01 per share for a total fair value of $15,150. The company recognized a loss on settlement of accounts payable in the amount of $7,650.